REVENUES (Tables)	12 Months Ended
Dec. 31, 2013
REVENUES [Abstract]
Schedule of Revenues by Product

	For the years ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Sales of solar modules	6,647,264,147	3,897,288,039	6,660,317,517
Sales of silicon wafers	517,935,191	328,428,550	70,636,980
Sales of solar cells	168,388,351	138,686,401	184,203,072
Sales of silicon ingots	14,363,232	1,885,648	1,189,751
Sales of recovered silicon materials	6,365,978	270,406	14,559,658
Processing service fees	5,836,528	213,427,948	71,010,744
Solar system EPC	24,798,017	213,174,391	201,056
Revenue from generated electricity	-	1,607,066	76,719,737
Total	7,384,951,444	4,794,768,449	7,078,838,515

Schedule of Revenues by Geographic Area

	For the years ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,281,483,521	2,179,670,146	3,461,295,473
Outside China
South Africa	-	202,449	681,502,434
Germany	2,422,250,586	1,177,954,567	583,912,744
America	118,132,913	135,839,209	414,371,308
Singapore	-	14,854,015	370,676,442
India	108,636,545	31,122,508	310,873,363
Rest of the world	3,454,447,879	1,255,125,555	1,256,206,751
Total	7,384,951,444	4,794,768,449	7,078,838,515